UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2022

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Healthcare Technology and Innovation ETF

ROBO Global® Robotics and Automation Index ETF

ROBO Global® Artificial Intelligence ETF

Annual Report

April 30, 2022

ROBO Global®

Healthcare Technology and Innovation ETF

Robotics and Automation Index ETF

Artificial Intelligence ETF

Table of Contents

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855)-456-ROBO and on the Commission’s website at http://www.sec.gov.

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Healthcare Technology and Innovation ETF (“HTEC” or the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index (the “Index”). The Index provides investors with unique, global exposure to companies leading the healthcare technology revolution across the following sub-sectors: (1) diagnostics, (2) lab process automation, (3) regenerative medicine, (4) precision medicine, (5) data and analytics, (6) telehealth, (7) robotics; (8) medical instruments; and (9) genomics.

Despite generally positive performance throughout most of 2021, the fund experienced headwinds to performance as we entered 2022. Concerns over inflation, slowing economic growth and the expectation of rising interest rates caused the market to shift out of growth and technology-oriented companies held by the Fund in favor of more defensive/value securities.

The Fund had negative performance during the fiscal year ended April 30, 2022. The market price for HTEC decreased 33.63% and the NAV decreased 33.33%, while the MSCI ACWI Index, a broad market index, decreased 5.44% over the same period. The Fund’s Index returned negative 32.96%.

The Fund commenced operations on June 24, 2019 and had 4,200,001 shares outstanding on April 30, 2022.

Thank you for your investment in HTEC.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of robotics-related and/or automation-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indices comprising 23 developed markets and 24 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2022
	1 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Healthcare Technology and Innovation ETF	-33.33%	-33.63%	8.84%	8.71%
ROBO Global® Healthcare Technology and Innovation Index	-32.96%	-32.96%	9.57%	9.57%
S&P 500® Index	0.21%	0.21%	14.48%	14.48%
MSCI ACWI Index	-5.44%	-5.44%	9.87%	9.87%

*Fund commenced operations on June 24, 2019.

ROBO Global®

Healthcare Technology and Innovation ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Robotics and Automation Index ETF (“ROBO” or the “Fund”). The following information pertains to the fiscal year May 1, 2021, through April 30, 2022.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”). The Index provides investors with a comprehensive and diversified benchmark that represents the global value chain of robotics, automation, and enabling technologies. This value chain includes not only large, well established companies, but also providers of both the key enabling technologies (e.g., sensing, computing, machine learning, actuation, etc.) and the applications that deliver capabilities in every industry (e.g., factory automation, surgical robotics, food and agriculture, 3D printing, logistics automation, and more).

Despite generally positive performance throughout most of 2021, the fund experienced headwinds to performance as we entered 2022. Concerns over inflation, slowing economic growth and the expectation of rising interest rates caused the market to shift out of growth and technology-oriented companies in favor of more defensive/value securities.

The Fund had negative performance during the fiscal year ended April 30, 2022. The market price for ROBO decreased 22.05% and the NAV decreased 21.35%, while the MSCI ACWI Index, a broad market index, decreased 5.44% over the same period. The Fund’s Index decreased 20.76%.

The Fund commenced operations on October 21, 2013 and had 27,400,000 shares outstanding on April 30, 2022.

Thank you for your investment in ROBO.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of robotics-related and/or automation-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indices comprising 23 developed markets and 24 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2022
	1 Year		5 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Robotics & Automation Index ETF	-21.35%	-22.05%	9.21%	8.99%	8.90%	8.80%
ROBO Global® Robotics & Automation Index	-20.76%	-20.76%	9.93%	9.93%	9.97%	9.97%
S&P 500® Index	0.21%	0.21%	13.66%	13.66%	12.79%	12.79%
MSCI ACWI Index	-5.44%	-5.44%	9.46%	9.46%	8.03%	8.03%

*Fund commenced operations on October 21, 2013.

ROBO Global®

Robotics and Automation Index ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Artificial Intelligence ETF (“THNQ” or the “Fund”). The following information pertains to the fiscal year May 1, 2021 through April 30, 2022.

The Fund seeks provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index (the “Index”). The Index provides investors with unique, global exposure to companies that are actively developing and leveraging artificial intelligence-based tools and artificial intelligence-powered engines to capitalize on new market opportunities and accelerate their revenue growth.

Despite generally positive performance throughout most of 2021, the fund experienced headwinds to performance as we entered 2022. Concerns over inflation, slowing economic growth and the expectation of rising interest rates caused the market to shift out of growth and technology-oriented companies in favor of more defensive/value securities.

The Fund had negative performance during the fiscal period ended April 30, 2022. The market price for THNQ decreased 25.85% and the NAV decreased 25.40% while the MSCI ACWI Index, a broad market index, decreased 5.44% over the same period. The Fund’s Index returned negative 25.17%.

The Fund commenced operations on May 8, 2020 and had 950,000 shares outstanding on April 30, 2022.

Thank you for your investment in THNQ.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

About the Index: The Fund tracks the Index, which is designed to measure the performance of Artificial Intelligence-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI Index (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 47 country indices comprising 23 developed markets and 24 emerging markets country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED APRIL 30, 2022
	1 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Artificial Intelligence ETF	-25.40%	-25.85%	11.26%	11.09%
ROBO Global® Artificial Intelligence Index	-25.17%	-25.17%	11.76%	11.76%
S&P 500® Index	0.21%	0.21%	20.80%	20.80%
MSCI ACWI Index	-5.44%	-5.44%	17.44%	17.44%

*Fund commenced operations on May 8, 2020.

ROBO Global®

Artificial Intelligence ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2022

Description	Shares	Fair Value
COMMON STOCK — 100.0%
Australia — 1.2%
Health Care — 1.2%
CSL	8,301	$1,612,228
Total Australia		1,612,228
Belgium — 0.8%
Information Technology — 0.8%
Materialise ADR*	68,772	1,072,843
Total Belgium		1,072,843
China — 1.4%
Consumer Discretionary — 1.4%
Ping An Healthcare and Technology*	698,800	1,754,537
Total China		1,754,537
Denmark — 0.8%
Health Care — 0.8%
GN Store Nord	25,621	976,689
Total Denmark		976,689
France — 1.2%
Health Care — 1.2%
Eurofins Scientific	16,891	1,580,920
Total France		1,580,920
Germany — 1.4%
Health Care — 1.4%
Siemens Healthineers	33,884	1,832,340
Total Germany		1,832,340
Hong Kong — 2.3%
Consumer Discretionary — 2.3%
Alibaba Health Information Technology*	2,652,000	1,537,901
JD Health International*	230,900	1,487,608
Total Consumer Discretionary		3,025,509
Total Hong Kong		3,025,509
Italy — 1.5%
Health Care — 1.5%
DiaSorin	14,724	1,942,417
Total Italy		1,942,417
Description	Shares	Fair Value
Japan — 0.8%
Health Care — 0.8%
Terumo	34,200	$1,027,901
Total Japan		1,027,901
Netherlands — 1.2%
Health Care — 1.2%
Koninklijke Philips	58,793	1,550,596
Total Netherlands		1,550,596
Spain — 1.1%
Health Care — 1.1%
Grifols	84,598	1,427,950
Total Spain		1,427,950
Switzerland — 3.7%
Health Care — 3.7%
Lonza Group	2,782	1,657,764
Roche Holding	4,582	1,710,727
Tecan Group	4,581	1,395,089
Total Health Care		4,763,580
Total Switzerland		4,763,580
United Kingdom — 2.0%
Health Care — 2.0%
EMIS Group	69,466	1,166,924
Smith & Nephew PLC	89,052	1,456,808
Total Health Care		2,623,732
Total United Kingdom		2,623,732
United States — 80.6%
Health Care — 78.9%
Abbott Laboratories	11,253	1,277,216
ABIOMED*	6,703	1,920,946
Agilent Technologies	12,555	1,497,435
Akoya Biosciences*	187,887	1,768,017
Align Technology*	3,670	1,063,970
Alnylam Pharmaceuticals*	12,772	1,704,168
Arrowhead Pharmaceuticals*	48,934	2,011,677
Avanos Medical*	36,570	1,066,381
Axogen*	231,549	1,676,415
Azenta	25,228	1,891,091
Baxter International	15,506	1,101,856
Becton Dickinson	4,300	1,062,917
BioMarin Pharmaceutical*	18,716	1,522,547
Bio-Rad Laboratories, Cl A*	3,105	1,589,946
Boston Scientific*	47,777	2,011,888
Bristol-Myers Squibb	18,630	1,402,280
Butterfly Network*	337,060	1,122,410
Cardiovascular Systems*	90,982	1,701,363
CareDx*	58,167	1,770,603
Catalent*	19,359	1,753,151
Cerus*	221,764	1,024,550

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

April 30, 2022 (Concluded)

Description	Shares	Fair Value
Charles River Laboratories International*	7,560	$1,825,816
Codexis*	82,702	994,905
CONMED	9,120	1,212,595
Danaher	7,520	1,888,498
DexCom*	4,870	1,989,784
Editas Medicine, Cl A*	65,386	865,711
Edwards Lifesciences*	13,952	1,475,843
Exact Sciences*	27,323	1,504,131
Fate Therapeutics*	32,344	923,745
Fulgent Genetics*	35,892	1,969,753
Glaukos*	38,648	1,827,664
Globus Medical, Cl A*	15,356	1,016,874
Guardant Health*	33,364	2,058,559
Health Catalyst*	78,374	1,304,143
Hologic*	22,106	1,591,411
Illumina*	6,497	1,927,335
Incyte*	27,584	2,067,697
Insulet*	8,032	1,919,568
Integra LifeSciences Holdings*	31,090	1,901,464
Intuitive Surgical*	6,951	1,663,374
IQVIA Holdings*	8,420	1,835,476
iRhythm Technologies*	14,949	1,844,258
Masimo*	10,324	1,166,302
Medpace Holdings*	11,195	1,495,316
Moderna*	14,162	1,903,514
NanoString Technologies*	44,466	835,071
Natera*	37,187	1,306,007
NeoGenomics*	98,983	935,389
Nevro*	25,384	1,565,939
Novocure*	30,241	2,315,855
Omnicell*	14,039	1,532,638
Penumbra*	9,055	1,562,531
PerkinElmer	9,825	1,440,443
Quidel*	17,620	1,772,924
Regeneron Pharmaceuticals*	3,120	2,056,423
STAAR Surgical*	26,832	1,531,839
Stryker	6,295	1,518,732
Tabula Rasa HealthCare*	176,667	595,368
Tactile Systems Technology*	77,145	1,302,208
Teladoc Health*	31,450	1,061,752
Thermo Fisher Scientific	3,845	2,125,978
Twist Bioscience*	43,622	1,258,058
Veeva Systems, Cl A*	11,195	2,036,931
Veracyte*	84,828	1,736,429
Vertex Pharmaceuticals*	6,603	1,804,072
		102,409,150
Description	Shares	Fair Value
Information Technology — 1.7%
3D Systems*	88,406	$1,002,524
Novanta*	9,338	1,201,801
		2,204,325
Total United States		104,613,475
Total Common Stock (Cost $195,988,245)		129,804,717
SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, Cl Institutional, 0.35%(A)	49,917	49,917
Total Short-Term Investment (Cost $49,917)		49,917
Total Investments — 100.0% (Cost $196,038,162)		$129,854,634

Percentages are based on Net Assets of $129,833,494.

*          Non-income producing security.

(A)       Rate shown is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2022

Description	Shares	Fair Value
COMMON STOCK — 99.7%
Belgium — 1.5%
Information Technology — 1.5%
Materialise ADR* (A)	1,300,003	$20,280,047
Total Belgium		20,280,047
Canada — 1.3%
Industrials — 1.3%
ATS Automation Tooling Systems*	630,987	18,509,215
Total Canada		18,509,215
China — 1.0%
Industrials — 0.7%
Han’s Laser Technology Industry Group, Cl A	796,459	3,361,403
Shenzhen Inovance Technology, Cl A	427,959	3,748,783
Siasun Robot & Automation, Cl A*	2,926,487	3,403,202
		10,513,388
Information Technology — 0.3%
Iflytek	767,524	4,311,278
Total China		14,824,666
Finland — 1.4%
Industrials — 1.4%
Cargotec, Cl B	544,459	19,057,874
Total Finland		19,057,874
France — 2.4%
Industrials — 1.1%
Schneider Electric	103,538	15,040,650
Information Technology — 1.3%
Dassault Systemes	410,755	18,431,564
Total France		33,472,214
Description	Shares	Fair Value
Germany — 7.4%
Industrials — 6.2%
Duerr	562,683	$14,745,119
GEA Group	587,958	23,055,352
KION Group	187,122	10,513,781
Krones	271,548	21,241,768
Siemens	129,590	16,101,856
		85,657,876
Information Technology — 1.2%
Jenoptik	578,501	16,441,241
Total Germany		102,099,117
Japan — 20.7%
Industrials — 14.6%
Daifuku	339,417	21,089,124
Daihen	386,109	11,115,982
FANUC	144,928	22,556,909
Fuji Machine Manufacturing	1,149,000	19,351,019
Harmonic Drive Systems(A)	681,839	17,367,001
Mitsubishi Electric	1,147,844	12,119,872
Nabtesco	686,510	15,779,768
Shibaura Machine	531,733	12,784,411
SMC	37,676	18,334,917
THK	865,157	17,321,837
Toyota Industries	278,300	16,733,228
Yaskawa Electric	556,449	19,112,365
		203,666,433
Information Technology — 6.1%
Amano	785,600	15,213,572
Keyence	53,048	21,639,293
Omron	311,258	18,561,125
Optex Group	759,000	10,087,975
Yokogawa Electric	1,239,078	19,921,268
		85,423,233
Total Japan		289,089,666
Norway — 0.9%
Industrials — 0.9%
AutoStore Holdings*(A)	5,635,509	12,944,694
Total Norway		12,944,694
South Korea — 1.3%
Information Technology — 1.3%
Koh Young Technology	1,219,280	18,784,290
Total South Korea		18,784,290

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2022 (Continued)

Description	Shares	Fair Value
Sweden — 2.7%
Health Care — 0.9%
Elekta, Cl B(A)	1,759,961	$11,993,832
Information Technology — 1.8%
Hexagon, Cl B(A)	1,933,464	25,369,268
Total Sweden		37,363,100
Switzerland — 4.3%
Health Care — 1.2%
Tecan Group	52,558	16,005,919
Industrials — 3.1%
ABB	636,589	19,412,800
Kardex Holding	119,209	22,990,702
		42,403,502
Total Switzerland		58,409,421
Taiwan — 5.8%
Industrials — 2.7%
Airtac International Group	710,547	19,574,364
Hiwin Technologies	2,456,546	18,376,903
		37,951,267
Information Technology — 3.1%
Advantech	1,415,967	17,750,329
Delta Electronics	1,695,187	14,377,933
Global Unichip	801,000	11,264,084
		43,392,346
Total Taiwan		81,343,613
United Kingdom — 2.5%
Consumer Staples — 1.0%
Ocado Group*	1,176,427	13,647,439
Information Technology — 1.5%
Renishaw	384,394	20,529,970
Total United Kingdom		34,177,409
United States — 46.5%
Consumer Discretionary — 4.0%
Aptiv*	146,992	15,639,949
iRobot*(A)	447,982	22,690,288
Luminar Technologies, Cl A*(A)	1,373,475	16,989,886
		55,320,123
Consumer Staples — 0.5%
AppHarvest*(A)	1,539,761	6,328,418
Health Care — 9.0%
Azenta	320,116	23,995,895
Globus Medical, Cl A*	200,420	13,271,812
Illumina*	76,126	22,582,778
Intuitive Surgical*	90,547	21,667,897
iRhythm Technologies*	169,989	20,971,543
Omnicell*	162,342	17,722,876
Vicarious Surgical*(A)	1,100,629	5,415,095
		125,627,896
Description	Shares/ Par Value	Fair Value
Industrials — 6.7%
Deere	48,491	$18,307,777
GXO Logistics*	202,741	12,000,240
John Bean Technologies	151,233	17,828,858
Nordson	97,241	20,973,911
Rockwell Automation	92,956	23,487,192
		92,597,978
Information Technology — 26.3%
3D Systems*	1,336,586	15,156,885
Ambarella*	217,969	17,890,895
Autodesk*	79,352	15,019,746
Cadence Design Systems*	127,308	19,204,412
Cognex	380,359	25,723,679
FARO Technologies*	407,993	13,990,080
IPG Photonics*	243,932	23,046,695
Manhattan Associates*	151,631	19,795,427
Microchip Technology	231,374	15,085,585
National Instruments	520,949	18,827,097
Novanta*	167,438	21,549,271
NVIDIA	86,854	16,108,811
PTC*	187,585	21,424,083
QUALCOMM	112,998	15,784,691
ServiceNow*	45,510	21,758,331
Stratasys*	1,049,519	20,350,173
Teradyne	211,500	22,304,790
Trimble Navigation*	267,275	17,827,242
Zebra Technologies, Cl A*	64,418	23,812,758
		364,660,651
Total United States		644,535,066
Total Common Stock (Cost $1,467,515,741)		1,384,890,392
SHORT-TERM INVESTMENTS(D) — 3.2%
BlackRock FedFund Institutional Money Market, 0.39%**(B)	6,701,000	6,701,000
Dreyfus Institutional Preferred Government Plus Money Market Fund, 0.37%(B)	5,891,000	5,891,000
Federated Hermes Government Obligations Fund, 0.33%(B)	5,480,000	5,480,000
Goldman Sachs Financial Square Funds, 0.41%**(B)	5,891,000	5,891,000
Invesco Government & Agency, Cl Institutional, 0.35%(B)	8,251,132	8,251,132
JPMorgan US Government Money Market Fund, 0.41%**(B)	6,280,000	6,280,000

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2022 (Concluded)

Description	Shares/ Par Value	Fair Value
Morgan Stanley Institutional Liquidity Fund, Cl Institutional, 0.42%(B)	6,670,000	$6,670,000
Total Short-Term Investments (Cost $45,164,132)		45,164,132
REPURCHASE AGREEMENTS — 2.4%
Citigroup Global Markets 0.310%, dated 04/29/22, to be repurchased on 05/02/22, repurchase price $15,337,527 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $8,127 — $5,041,145, 0.000% — 3.500%, 07/07/2022 — 03/20/2052, with a total market value of $15,652,909)(C)(D)	15,337,131	15,337,131
RBC Dominion 0.280%, dated 04/29/22, to be repurchased on 05/02/22, repurchase price $18,016,836 (collateralized by various U.S. Government Agency and U.S. Treasury Obligations, ranging in par value $1 — $6,814,574, 0.000% — 6.375%, 06/30/2022 — 04/21/2052, with a total market value of $18,376,744)(C)(D)	18,016,416	18,016,416
Total Repurchase Agreements (Cost $33,353,547)		33,353,547
Total Investments – 105.3% (Cost $1,546,033,420)		$1,463,408,071

Percentages are based on Net Assets of $1,390,113,856.

*          Non-income producing security.

**        Rate shown is the 7-day effective yield as of April 30, 2022

(A)      This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $90,461,761.

(B)      Rate shown is the 7-day effective yield as of April 30, 2022.

(C)      Tri-Party Repurchase Agreement.

(D)      This security or a partial position of this security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $77,397,547.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,095,800,726	$289,089,666	$—	$1,384,890,392
Short-Term Investments	45,164,132	—	—	45,164,132
Repurchase Agreements	—	33,353,547	—	33,353,547
Total Investments in Securities	$1,140,964,858	$322,443,213	$—	$1,463,408,071

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2022

Sector Weightings (Unaudited)†

67.9% Information Technology
11.8% Consumer Discretionary
9.1% Communication Services
5.6% Health Care
3.3% Industrials
2.1% Financials
0.2% Short-Term Investment

† Percentages based on total investments.

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Argentina — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre*	456	$443,975
Total Argentina		443,975
Australia — 1.3%
Information Technology — 1.3%
Appen	77,718	367,834
Total Australia		367,834
Canada — 1.0%
Information Technology — 1.0%
Shopify, Cl A*	692	295,359
Total Canada		295,359
China — 6.7%
Communication Services — 3.3%
Baidu ADR*	3,716	461,416
Tencent Holdings	10,600	509,860
Total Communication Services		971,276
Consumer Discretionary — 3.1%
Alibaba Group Holding ADR*	5,222	507,005
JD.com ADR*	6,885	424,529
Total Consumer Discretionary		931,534
Information Technology — 0.3%
Iflytek	15,200	85,380
Total China		1,988,190
France — 1.7%
Information Technology — 1.7%
Dassault Systemes	10,942	490,994
Total France		490,994
Germany — 1.4%
Information Technology — 1.4%
Infineon Technologies	14,123	408,980
Total Germany		408,980
Description	Shares	Fair Value
Hong Kong — 0.9%
Information Technology — 0.9%
Kingdee International Software Group*	120,000	$249,600
Total Hong Kong		249,600
Israel — 1.3%
Information Technology — 1.3%
Nice ADR*	1,820	375,666
Total Israel		375,666
Poland — 0.9%
Communication Services — 0.9%
CD Projekt	9,515	259,403
Total Poland		259,403
Russia — 0.0%
Communication Services — 0.0%
Yandex, Cl A*,(A)(B)(C)	8,618	86
Total Russia		86
Taiwan — 3.1%
Information Technology — 3.1%
Global Unichip	16,993	238,965
MediaTek	9,809	276,211
Taiwan Semiconductor Manufacturing	22,244	406,007
Total Information Technology		921,183
Total Taiwan		921,183
United Kingdom — 1.2%
Information Technology — 1.2%
Darktrace*	64,242	350,286
Total United Kingdom		350,286
United States — 78.9%
Communication Services — 4.9%
Alphabet, Cl A*	207	472,413
Electronic Arts	3,086	364,302
Netflix*	1,331	253,369
Spotify Technology*	3,563	362,179
		1,452,263
Consumer Discretionary — 7.2%
Amazon.com*	188	467,298
Booking Holdings*	197	435,431
Etsy*	3,033	282,645
iRobot*	9,010	456,357
Tesla*	496	431,897
		2,073,628
Financials — 2.1%
Lemonade*	19,417	405,038
Upstart Holdings*	2,787	209,081
		614,119
The accompanying notes are an integral part of the financial statements.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

April 30, 2022 (Concluded)

Description	Shares	Fair Value
Health Care — 5.6%
Butterfly Network*	99,087	$329,960
Illumina*	1,691	501,635
Veeva Systems, Cl A*	2,430	442,139
Veracyte*	18,418	377,016
		1,650,750
Industrials — 3.3%
CoStar Group*	7,118	452,847
Verisk Analytics, Cl A	2,566	523,592
		976,439
Information Technology — 55.8%
Accenture PLC, Cl A	1,173	352,322
Adobe*	863	341,705
Advanced Micro Devices*	4,543	388,517
Alteryx, Cl A*	9,010	578,442
Ambarella*	4,585	376,337
Analog Devices	3,489	538,632
Arista Networks*	4,524	522,839
ASML Holding, Cl G	810	456,654
Atlassian, Cl A*	2,045	459,777
Autodesk*	2,319	438,940
Block, Cl A*	4,316	429,616
C3.ai, Cl A*	19,469	330,778
Cloudflare, Cl A*	4,989	429,753
Cognex	6,636	448,793
Fair Isaac*	1,101	411,235
Fiserv*	4,274	418,510
HubSpot*	1,001	379,809
International Business Machines	4,322	571,412
Intuit	981	410,794
JFrog*	13,656	285,001
Lam Research	916	426,636
Microsoft	1,888	523,958
MongoDB, Cl A*	1,168	414,558
New Relic*	7,513	475,348
NortonLifeLock	11,123	278,520
NVIDIA	2,338	433,629
Palo Alto Networks*	739	414,786
Pure Storage, Cl A*	13,273	388,899
Rapid7*	4,745	453,242
Salesforce Inc*	2,642	464,833
ServiceNow*	880	420,728
Splunk*	4,240	517,365
Teradyne	3,493	368,372
Twilio, Cl A*	3,064	342,616
Varonis Systems, Cl B*	11,571	499,867
Description	Shares	Fair Value
Wix.com*	6,551	$494,339
Yext*	72,184	417,945
Zendesk*	4,020	490,601
		16,396,108
Total United States		23,163,307
Total Common Stock (Cost $39,675,402)		29,314,863
SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency, Cl Institutional, 0.35%(D)	54,544	54,544
Total Short-Term Investment (Cost $54,544)		54,544
Total Investments – 100.1% (Cost $39,729,946)		$29,369,407

Percentages are based on Net Assets of $29,353,042.

*          Non-income producing security.

(A)      Level 3 security in accordance with fair value hierarchy.

(B)      Securities considered illiquid. The total value of such securities as of April 30, 2022 was $86 and represented 0.00% of Net Assets.

(C)      Security is fair valued.

(D)      Rate shown is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$443,975	$—	$—	$443,975
Australia	367,834	—	—	367,834
Canada	295,359	—	—	295,359
China	1,988,190	—	—	1,988,190
France	490,994	—	—	490,994
Germany	408,980	—	—	408,980
Hong Kong	249,600	—	—	249,600
Israel	375,666	—	—	375,666
Poland	259,403	—	—	259,403
Russia	—	—	86	86
Taiwan	921,183	—	—	921,183
United Kingdom	350,286	—	—	350,286
United States	23,163,307	—	—	23,163,307
Short-Term Investment United States	54,544	—	—	54,544
Total Investments in Securities	$29,369,321	$—	$86	$29,369,407

(1)       A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Assets and Liabilities

April 30, 2022

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Assets:
Cost of Investments and Repurchase Agreements	$196,038,162	$1,546,033,420	$39,729,946
Cost of Foreign Currency	—	39,160	—
Investments at Fair Value*	$129,854,634	$1,430,054,524	$29,369,407
Repurchase Agreements	—	33,353,547	—
Foreign Currency at Value	—	38,782	—
Receivable for Investment Securities Sold	3,062,429	—	—
Dividends Receivable	58,846	2,659,018	924
Reclaims Receivable	38,269	2,569,669	882
Total Assets	133,014,178	1,468,675,540	29,371,213
Liabilities:
Payable Upon Return on Securities Loaned	—	77,397,547	—
Payable for Capital Shares Redeemed	3,091,332	—	—
Advisory Fees Payable	86,184	1,163,920	18,137
Foreign Currency Payable to Custodian (Cost $3,309, $-, $34)	3,168	—	34
Unrealized Loss on Foreign Currency Spot Contracts	—	217	—
Total Liabilities	3,180,684	78,561,684	18,171
Net Assets	$129,833,494	$1,390,113,856	$29,353,042
Net Assets Consist of:
Paid-in Capital	$217,013,296	$1,672,837,319	$41,244,117
Total Distributable Loss	(87,179,802)	(282,723,463)	(11,891,075)
Net Assets	$129,833,494	$1,390,113,856	$29,353,042
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,200,001	27,400,000	950,000
Net Asset Value, Offering and Redemption Price Per Share	$30.91	$50.73	$30.90

* Includes Market Value of Securities on Loan	$—	$90,461,761	$—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Operations

For the Year Ended April 30, 2022

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Investment Income:
Dividends	$583,915	$15,021,552	$212,742
Income from Securities Lending, Net	—	1,437,578	—
Less: Foreign Taxes Withheld	(40,494)	(1,852,579)	(8,018)
Total Investment Income	543,421	14,606,551	204,724
Expenses:
Advisory Fees	1,689,113	17,064,871	290,398
Total Expenses	1,689,113	17,064,871	290,398
Less:
Waiver of Advisory Fees	(253,367)	—	(27,104)
Net Expenses	1,435,746	17,064,871	263,294
Net Investment Loss	(892,325)	(2,458,320)	(58,570)
Net Realized Gain (Loss) on:
Investments(1)	7,539,083	203,647,696	3,026,955
Foreign Currency Transactions	11,085	(543,098)	(5,958)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(81,649,902)	(588,976,948)	(12,985,037)
Foreign Currency Translations	(4,749)	(447,210)	(63)
Net Realized and Unrealized Loss on Investments	(74,104,483)	(386,319,560)	(9,964,103)
Net Decrease in Net Assets Resulting from Operations	$(74,996,808)	$(388,777,880)	$(10,022,673)

(1) Includes realized gain as a result of in-kind transactions. (See Note 4 in Notes to the Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Healthcare Technology and Innovation ETF		ROBO Global® Robotics and Automation Index ETF
	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2022	Year Ended April 30, 2021
Operations:
Net Investment Income (Loss)	$(892,325)	$(341,936)	$(2,458,320)	$2,820,628
Net Realized Gain on Investments(1)	7,539,083	14,868,274	203,647,696	150,020,066
Net Realized Gain (Loss) on Foreign Currency Transactions	11,085	(8,483)	(543,098)	(454,711)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(81,649,902)	14,361,047	(588,976,948)	542,426,511
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(4,749)	340	(447,210)	82,102
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,996,808)	28,879,242	(388,777,880)	694,894,596
Distributions	(115,701)	—	(3,434,936)	(3,313,593)
Capital Share Transactions:
Issued	112,803,253	215,192,537	324,370,925	487,438,713
Redeemed	(125,870,180)	(39,805,897)	(428,589,002)	(355,925,932)
Increase (Decrease) in Net Assets from Capital Share Transactions	(13,066,927)	175,386,640	(104,218,077)	131,512,781
Total Increase (Decrease) in Net Assets	(88,179,436)	204,265,882	(496,430,893)	823,093,784
Net Assets:
Beginning of Year	218,012,930	13,747,048	1,886,544,749	1,063,450,965
End of Year	$129,833,494	$218,012,930	$1,390,113,856	$1,886,544,749
Share Transactions:
Issued	2,525,000	5,175,000	4,800,000	8,300,000
Redeemed	(3,025,000)	(975,000)	(6,600,000)	(6,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(500,000)	4,200,000	(1,800,000)	1,900,000

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Statements of Changes in Net Assets

	ROBO Global® Artificial Intelligence ETF
	Year Ended April 30, 2022	Period Ended April 30, 2021*
Operations:
Net Investment Loss	$(58,570)	$(62,716)
Net Realized Gain on Investments(1)	3,026,955	1,497,969
Net Realized Loss on Foreign Currency Transactions	(5,958)	(1,579)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,985,037)	2,624,498
Net Change in Unrealized Depreciation on Foreign Currency Translations	(63)	(4)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,022,673)	4,058,168
Capital Share Transactions:
Issued	16,873,003	39,701,547
Redeemed	(14,778,513)	(6,478,490)
Increase in Net Assets from Capital Share Transactions	2,094,490	33,223,057
Total Increase (Decrease) in Net Assets	(7,928,183)	37,281,225
Net Assets:
Beginning of Year	37,281,225	—
End of Year	$29,353,042	$37,281,225
Share Transactions:
Issued	400,000	1,075,000
Redeemed	(350,000)	(175,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	900,000

(1) Includes net realized gains as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

* The Fund commenced operations on May 8, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

ROBO Global®

Financial Highlights

Selected Per Share Data & Ratios
For the Year or Period Ended April 30,
For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Market Price, End of Year	Total Return(1)	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets (Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
ROBO Global® Healthcare Technology and Innovation ETF
2022	$46.39	$(0.18)	$(15.28)	$(15.46)	$—	$(0.02)	$(0.02)	$30.91	$30.80	(33.33)%	$129,833	0.68%		0.80%		(0.42)%		38%
2021	27.49	(0.15)	19.05	18.90	—	—	—	46.39	46.43	68.75	218,013	0.68		0.80		(0.36)		28
2020†	24.29	(0.07)	3.27	3.20	—	—	—	27.49	27.54	13.17	13,747	0.68	(3)	0.80	(3)	(0.32	)(3)	20
ROBO Global® Robotics and Automation Index ETF
2022	64.61	(0.09)	(13.67)	(13.76)	(0.12)	—	(0.12)	50.73	50.34	(21.35)	1,390,114	0.95		0.95		(0.14)		26
2021	38.95	0.10	25.68	25.78	(0.12)	—	(0.12)	64.61	64.69	66.21	1,886,545	0.95		0.95		0.19		29
2020	41.55	0.09	(2.53)	(2.44)	(0.16)	—	(0.16)	38.95	38.77	(5.91)	1,063,451	0.95		0.95		0.22		25
2019	40.41	0.16	1.10^	1.26	(0.12)	—	(0.12)	41.55	41.61	3.22	1,504,174	0.95		0.95		0.41		29
2018	33.03	0.03	7.36	7.39	(0.01)	—	(0.01)	40.41	40.26	22.37	2,232,427	0.95		0.95		0.07		30
ROBO Global® Artificial Intelligence ETF
2022	41.42	(0.06)	(10.46)	(10.52)	—	—	—	30.90	30.81	(25.40)	29,353	0.68		0.75		(0.15)		30
2021‡	25.02	(0.16)	16.56	16.40	—	—	—	41.42	41.55	65.55	37,281	0.68	(3)	0.75	(3)	(0.42	)(3)	30

*    Per share data calculated using average shares method.

^    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating fair value of the investments of the Fund.

†     The Fund commenced operations on June 24, 2019.

‡     The Fund commenced operations on May 8, 2020.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Annualized
The accompanying notes are an integral part of the financial statements.

ROBO Global®

Notes to the Financial Statements
April 30, 2022

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Healthcare Technology and Innovation ETF, the ROBO Global® Robotics and Automation Index ETF, and the ROBO Global® Artificial Intelligence ETF (each a “Fund”, and together the “Funds”). The ROBO Global® Healthcare Technology and Innovation ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Healthcare Technology and Innovation Index. The ROBO Global® Robotics and Automation Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index. The ROBO Global® Artificial Intelligence ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Artificial Intelligence Index. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 7).

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or broker-dealers) at NAV only in large blocks of shares, typically 50,000 shares for the ROBO Global® Robotics and Automation Index ETF, and 25,000 shares for the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, called “Creation Units”. Creation Units of a Fund are issued and redeemed principally in-kind for securities included in the Fund’s Index. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies ASC (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds value their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•        Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•        Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•        Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year ended April 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodologies. Investments are classified within the level of the lowest significant input considered in determining fair value.

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of April 30, 2022, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Tax years that are open, remain subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Funds’ policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in large blocks of shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $550, $1,000 and $550 for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global Artificial Intelligence ETF, respectively. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $550, $1,000 and $550 for ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

Global® Artificial Intelligence ETF, respectively. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
ROBO Global® Healthcare Technology and Innovation ETF	25,000	$550	$772,750	$550
ROBO Global® Robotics and Automation Index ETF	50,000	1,000	2,536,500	1,000
ROBO Global® Artificial Intelligence ETF	25,000	550	772,500	550

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of a Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral.

3. SERVICE PROVIDERS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), is an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Funds, pursuant to an investment advisory agreement with each Fund (each, an “Advisory Agreement”). Under the Advisory Agreement between the adviser and the Trust, on behalf of the ROBO Global® Robotics and Automation Index ETF, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Under the Advisory Agreements between the Adviser and the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF and the ROBO Global® Artificial Intelligence ETF, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

3. SERVICE PROVIDERS (Continued)

affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

ROBO Global® Healthcare Technology and Innovation ETF	0.80	%(1)
ROBO Global® Robotics and Automation Index ETF	0.95	%(2)
ROBO Global® Artificial Intelligence ETF	0.75	%(3)

(1) The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.12% of average daily net assets through at least August 31, 2023, unless earlier terminated by the Board of Trustees of the Trust for any reason at any time. The fees waived are non-recoupable.

(2) The Fund pays the Adviser a fee at an annual rate of 0.95% on up to $2 billion in assets, 0.75% on the next $3 billion in assets, and 0.65% on assets greater than $5 billion.

(3) The Adviser has contractually agreed to waive a portion of its fee in an amount equal to 0.07% of the Fund’s average daily net assets through at least August 31, 2023. This arrangement may be terminated only by the Trust’s Board of Trustees. The fees waived are non-recoupable.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

The Adviser has entered into an arrangement with ROBO Global® LLC, the Funds’ index provider, pursuant to which the Adviser is permitted to use each Index. As part of the arrangement between ROBO Global® and the Adviser, ROBO Global® has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except the Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as the officers and/or Trustee.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”) is a Delaware limited liability company located at 1125 Sanctuary Parkway, Suite 515, Alpharetta, Georgia 30009. The Sub-Adviser serves as the sub-adviser to the ROBO Global® Robotics and Automation Index ETF pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities and other investments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and oversight of the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated, at the annual rates expressed as a percentage of the average daily net assets as follows: 0.04% on the first $500 million; 0.035% on the next $500 million; and 0.03% on assets greater than $1 billion; subject to an annual minimum fee of $20,000.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the underwriter and distributor of each Fund’s shares pursuant to an amended and restated Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

3. SERVICE PROVIDERS (Continued)

reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the year ended April 30, 2022, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. For their services to the Funds, the Administrator, Custodian, and Transfer Agent are each entitled to a fee. The Adviser pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the fiscal year ended April 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
ROBO Global® Healthcare Technology and Innovation ETF	$78,111,339	$81,817,995
ROBO Global® Robotics and Automation ETF	477,734,324	468,769,058
ROBO Global® Artificial Intelligence ETF	11,376,078	12,313,575

For the year ended April 30, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
ROBO Global® Healthcare Technology and Innovation ETF	$111,499,129	$121,547,598	$26,717,104
ROBO Global® Robotics and Automation Index ETF	292,124,353	413,123,891	210,430,891
ROBO Global® Artificial Intelligence ETF	15,768,436	12,653,802	4,240,759

For the year or period ended April 30, 2021, the ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics Automation Index ETF and ROBO Global® Artificial Intelligence ETF had $17,132,402, $157,154,143 and $1,905,155 of net realized gains as a result of in-kind transactions, respectively.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature; they are charged or credited to paid-in capital or total distributable earnings as appropriate, in the period that the differences arise.

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

5. TAX INFORMATION (Continued)

Accordingly, the following permanent differences primarily attributable to net operating losses and redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2022:

	Total Distributable Earnings	Paid-in Capital
ROBO Global® Healthcare Technology and Innovation ETF	$(24,885,564)	$24,885,564
ROBO Global® Robotics and Automation Index ETF	(205,357,154)	205,357,154
ROBO Global® Artificial Intelligence ETF	(4,042,625)	4,042,625

During the year ended April 30, 2022, the ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF realized 26,717,104, $210,430,891 and $4,240,759, respectively, of net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds, rather than cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2022 and April 30, 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain
ROBO Global® Healthcare Technology and Innovation ETF
2022	$71,556	$44,145
2021	—	—
ROBO Global® Robotics and Automation Index ETF
2022	$3,434,936	$—
2021	3,313,593	—
ROBO Global® Artificial Intelligence ETF
2022	$—	$—
2021	—	—

As of April 30, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	ROBO Global® Healthcare Technology and Innovation ETF	ROBO Global® Robotics and Automation Index ETF	ROBO Global® Artificial Intelligence ETF
Post-October Losses	$(11,624,486)	$—	$(569,061)
Capital Loss Carryforwards	(3,787,745)	(165,458,759)	(2,568)
Deferred Late-Year Losses	(180,997)	(4,808,826)	(31,534)
Unrealized Depreciation	(71,586,577)	(112,455,878)	(11,287,912)
Other Temporary Differences	3	—	—
Total Accumulated Losses	$(87,179,802)	$(282,723,463)	$(11,891,075)

The Funds may elect for any taxable year to treat any portion of any qualified late year loss and deferred post-October loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to December 31. Post-October losses are capital losses which occur during the portion of the Funds’ taxable year subsequent to October 31.

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

5. TAX INFORMATION (Continued)

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2022, the Funds have the following capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforward
ROBO Global® Healthcare Technology and Innovation ETF	$374,805	$3,412,940	$3,787,745
ROBO Global® Robotics and Automation Index ETF	63,130,045	102,328,714	165,458,759
ROBO Global® Artificial Intelligence ETF	2,568	—	2,568

For the taxable year ended April 30, 2022, ROBO Global® Robotics and Automation Index ETF utilized capital loss carryforwards of $2,753,848.

For Federal income tax purposes, the cost of securities owned at April 30, 2022, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at April 30, 2022, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
ROBO Global® Healthcare Technology and Innovation ETF	$201,436,854	$2,015,834	$(73,602,411)	$(71,586,577)
ROBO Global® Robotics and Automation Index ETF	1,575,521,727	163,090,303	(275,546,181)	(112,455,878)
ROBO Global® Artificial Intelligence ETF	40,657,252	1,094,230	(12,382,142)	(11,287,912)

6. SECURITIES LENDING

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Securities pledged as collateral for repurchase agreements by Citigroup Global Markets and RBC Dominion Securities are held by BNY and are designated as being held on the Funds’ behalf under a book-entry system. The Funds monitor the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

6. SECURITIES LENDING (Continued)

agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Cash collateral received in connection with securities lending is invested in repurchase agreements and short-term investments by the lending agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedules of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2022:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
ROBO Global® Robotics and Automation Index ETF	$90,461,761	$77,397,547	$13,064,214	$—

(1) Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at April 30, 2022 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2022, the cash collateral was invested in repurchase agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2022

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$33,353,547	$—	$—	$—	$33,353,547
Short-Term Investments	44,044,000	—	—	—	44,044,000
U.S. Government Securities	—	2,485	136,444	17,024,532	17,163,461
Total	$77,397,547	$2,485	$136,444	$17,024,532	$94,561,008

7. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Artificial Intelligence Companies Risk: (ROBO Global® Artificial Intelligence ETF only) The Fund invests primarily in the equity securities of Artificial Intelligence Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Artificial Intelligence Companies may have limited product lines, markets, financial resources or personnel. Securities of Artificial Intelligence Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Artificial Intelligence Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

China A-Shares Investment Risk: (ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF only) The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Funds may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Funds’ investments in A-shares may become subject to frequent and widespread trading halts.

Currency Exchange Rate Risk: To the extent each Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which each Fund invests depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in each Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

Geographic Investment Risk: To the extent each Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Healthcare Technology Companies Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) The Fund invests primarily in the equity securities of Medical Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Continued)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

Industry Concentration Risk: Because each Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, each Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Health Care Equipment & Services Industry Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Health care equipment and services companies are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Competition among health care equipment and services companies is high and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment and services may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

Machinery Industry Concentration Risk: (ROBO Global® Robotics and Automation Index ETF only) The machinery industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Software Industry Concentration Risk: (ROBO Global® Artificial Intelligence ETF only) Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees can significantly affect companies operating in the software industry. Changing domestic and international demand, research and development costs and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of the Index, each Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which each Fund may have exposure over time and should not be relied on as such.

ROBO Global®

Notes to the Financial Statements
April 30, 2022 (Concluded)

7. RISKS OF INVESTING IN THE FUNDS (Continued)

Health Care Sector Risk: (ROBO Global® Healthcare Technology and Innovation ETF only) Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Industrials Sector Risk: (ROBO Global® Robotics and Automation Index ETF only) Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Information Technology Sector Risk: (ROBO Global® Robotics and Automation Index ETF and ROBO Global® Artificial Intelligence ETF only) The Fund is subject to the risk that market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

9. OTHER

At April 30, 2022, the records of the Trust reflected that 100% of the Funds’ total shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued and have determined that no additional information is required.

ROBO Global®

Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO Global® Healthcare Technology and Innovation ETF, ROBO Global® Robotics and Automation Index ETF, and ROBO Global® Artificial Intelligence ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Traded Concepts Trust comprising the funds listed below (the “Funds”), as of April 30, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ROBO Global® Healthcare Technology and Innovation ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022, 2021 and for the period from June 24, 2019 (commencement of operations) through April 30, 2020
ROBO Global® Robotics and Automation Index ETF	For the year ended April 30, 2022	For the years ended April 30, 2022 and 2021	For the years ended April 30, 2022, 2021, 2020, 2019, and 2018
ROBO Global® Artificial Intelligence ETF	For the year ended April 30, 2022	For the year ended April 30, 2022, and for the period from May 8, 2020 (commencement of operations) through April 30, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2022

ROBO Global®

Trustees and Officers of the Trust

(Unaudited)

Set forth below is information about the Trustees of the Trust. The address of each Trustee of the Fund is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees. The SAI may be obtained without charge by calling 855-456-ROBO.

Name and Year of Birth	Position(s)Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011); President, Exchange Listed Funds Trust (since 2012).	20	None.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	39

Independent Trustee,
Bridge Builder Trust
(15 portfolios)
(since 2022);
Independent Trustee, Edward Jones
Money Market Fund
(since 2017); Audit
Committee Chair, Perth
Mint Physical Gold
ETF (2018 to 2020).

ROBO Global®

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships Held by Trustee During Past 5 Years
Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	39	None.
Stuart Strauss (1953)	Trustee	Since 2021	Partner, Dechert, LLP (2009 to 2020).	39	None.
Mark Zurack (1957)	Trustee	Since 2011	Professor, Columbia Business School (since 2002).	20	Independent Trustee, AQR Funds (32 portfolios) (since 2014); Independent Trustee, Exchange Listed Funds Trust (2019).

(1)   Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)   The Fund complex includes each series of the Trust and of Exchange Listed Funds Trust.

ROBO Global®

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, James J. Baker, Christopher W. Roleke, and Matthew Fleischer is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120; the address of Eric Olsen is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

Investment Adviser/Vice President, T.S. Phillips
Investments, Inc. (since 2000); Chief Executive
Officer, Exchange Traded Concepts, LLC (since 2009);
President, Exchange Listed Funds Trust (since 2012).

James J. Baker Jr. (1951)	Vice President	Since 2022	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Richard Hogan (1961)	Secretary	Since 2011	President, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2003); Trustee and Secretary, Exchange Listed Funds Trust (since 2012).
Christopher W. Roleke (1972)	Treasurer	Since 2022	Controller, Exchange Traded Concepts, LLC (Since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
Eric Olsen (1970)	Assistant Treasurer	Since 2021	Director, Fund Accounting, SEI Investments Global Funds Services, 2021 to present; Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments, 2013-2021.
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021

Chief Compliance Officer, Exchange Traded Concepts
Trust (since 2021); Chief Compliance Officer, Exchange Listed Funds Trust (since 2021);
Vice President, Compliance, Goldman Sachs Asset
Management Funds (2017 to 2021); Associate Counsel, Ameriprise Financial, Columbia Threadneedle Funds
(2015 to 2017).

(1) Each officer serves at the pleasure of the Board.

ROBO Global®

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of a Fund’s shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 to April 30, 2022) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in a Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period(1)
ROBO Global® Healthcare Technology and Innovation ETF
Actual Fund Return	$1,000.00	$663.50	0.68%	$2.80
Hypothetical 5% Return	$1,000.00	$1,021.42	0.68%	$3.41
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$742.60	0.95%	$4.10
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76
ROBO Global® Artificial Intelligence ETF
Actual Fund Return	$1,000.00	$667.20	0.68%	$2.81
Hypothetical 5% Return	$1,000.00	$1,021.42	0.68%	$3.41

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

ROBO Global®

Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Funds will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding the Funds’ exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

ROBO Global®

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2022 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2022, the Fund are designating the following items with regard to distributions paid during the year.

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit*
ROBO Global® Healthcare Technology and Innovation ETF	38.15%	61.85%	100.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%	0.00%
ROBO Global® Robotics and Automation Index ETF	0.00%	100.00%	100.00%	48.84%	100.00%	0.00%	0.00%	0.00%	0.00%	32.66%
ROBO Global® Artificial Intelligence ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3) U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4) The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6) The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

* The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended April 30, 2022, the total amount of foreign source income is $52,555. The total amount of foreign tax paid is $1,666,153. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

ROBO Global®

Board Consideration and Approval of Advisory and Sub-Advisory Agreements
(Unaudited)

Board Consideration of Continuance of the Investment Advisory Agreement for the ROBO Global® Healthcare Technology and Innovation ETF and ROBO Global® Artificial Intelligence ETF

At a meeting held on February 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of the ROBO Global® Healthcare Technology and Innovation ETF (“HTEC”) and ROBO Global® Artificial Intelligence ETF (“THNQ”) (each, a “Fund” and together, the “Funds”), and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) pursuant to which ETC would provide advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of each Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that such responsibilities include, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of the Fund’s underlying index, trading portfolio securities and other investment instruments on behalf of each Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, monitoring compliance with various policies

ROBO Global®

Board Consideration and Approval of Advisory and Sub-Advisory Agreements
(Unaudited) (Continued)

and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to each Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it was provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including the Funds and other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to each Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to each Fund by ETC.

Performance. The Board was provided with reports regarding the past performance of each Fund, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds, as well as a report comparing the Fund’s performance to the performance of its underlying index, for various time periods. The Board noted that the index-based investment objective of each Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which each Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of each Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding each Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error. The Board noted that while each Fund had underperformed its underlying index, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that each Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance, therefore, did not necessitate significant additional review. The Board further noted that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid to ETC for the services provided to each Fund under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that HTEC’s advisory fee was at the high end of the range of advisory fees paid by its peer funds and that THNQ’s advisory was in line with the range of advisory fees paid by its peer funds. The Board took into account that due to the specialized nature of each Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing the Fund’s advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC is responsible for compensating each Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has agreed to assume such responsibility, the Adviser is ultimately responsible for ensuring the obligation is satisfied. The Board considered

ROBO Global®

Board Consideration and Approval of Advisory and Sub-Advisory Agreements
(Unaudited) (Continued)

information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed a profitability analysis from ETC with respect to each Fund. The Board also noted that ETC had implemented a contractual fee waiver with respect to each Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

ROBO Global®

Board Consideration and Approval of Advisory and Sub-Advisory Agreements
(Unaudited) (Continued)

Board Consideration of Continuance of the Investment Advisory and Sub-Advisory Agreements for the ROBO Global® Robotics and Automation Index ETF

At a meeting held on February 22, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the ROBO Global® Robotics and Automation Index ETF (the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”); and

•        the sub advisory agreement between ETC and Vident Investment Advisory, LLC (“Vident”), pursuant to which Vident provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Vident to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) ETC’s and Vident’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and Vident and their respective affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Vident’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Vident with respect to the Fund. monitoring compliance with various Fund policies and procedures and applicable securities regulations,

ROBO Global®

Board Consideration and Approval of Advisory and Sub-Advisory Agreements
(Unaudited) (Continued)

quarterly reporting to the Board, and implementing Board directives as they relate to the Fund and (ii) Vident’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of Fund shares, quarterly reporting to the Board, and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Vident’s investment personnel, the quality of ETC’s and Vident’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board noted that it was provided with ETC’s and Vident’s registration forms on Form ADV as well as ETC’s and Vident’s responses to a detailed series of questions, which included a description of their operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s and Vident’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Vident.

Performance. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds, as well as a report comparing the Fund’s performance to the performance of its underlying index, for various time periods. The Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. The Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error over certain periods of time. The Board noted that while the Fund had underperformed its underlying index, such underperformance was to be expected as it generally was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance, therefore, did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Vident for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third-party report may not provide meaningful direct comparisons to the Fund. The Board further noted that the sub-advisory fee was consistent with the range of fees received by Vident for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that,

ROBO Global®

Board Consideration and Approval of Advisory and Sub-Advisory Agreements
(Unaudited) (Concluded)

under the ETC Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board further noted that the sub-advisory fee has two components: (1) a basis point fee based on assets under management and (2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Vident. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each of ETC and Vident in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Vident from its relationship with the Fund, and reviewed profitability analyses from each of ETC and Vident with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered the extent to which economies of scale have been realized as the Fund’s assets have grown and whether the Fund’s fee structure reflects these economies of scale for the benefit of shareholders of Fund. With respect to the advisory fee, the Board considered that the Fund’s investment advisory fee includes breakpoints, which allows for economies of scale to be shared through reductions in the advisory fee as Fund assets grow.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

ROBO Global®

Supplemental Information

(Unaudited)

NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of a Fund are listed for trading, as of the time that such Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.roboglobaletfs.com.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser for ROBO Global® Robotics and Automation Index ETF:
Vident Investment Advisory, LLC
300 Colonial Center Parkway
Suite 330
Roswell, Georgia 30076

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

ROB-AR-001-0900

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$62,550	N/A	N/A	$44,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$14,000	N/A	N/A	$10,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2022	2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2022 and 2021 were $14,000 and $10,500, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 8, 2022

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: July 8, 2022